EQUITY STRUCTURE (Additional Information) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) vote / shares shares	Dec. 31, 2015 USD ($)
Class of Stock [Line Items]
Shares outstanding	0
Percentage of ownership in PBF LLC	100.00%
PBF Finance Corporation [Member]
Class of Stock [Line Items]
Shares outstanding	100
PBF Energy [Member] | Class B Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Voting Rights, Votes Per Share | vote / shares	1
PBF LLC [Member] | Series B Units [Member]
Class of Stock [Line Items]
Equity unit, stated value per share | $	$ 0
Number of units authorized	1,000,000
Collins Pipeline Company [Member] | Chalmette Refining [Member]
Class of Stock [Line Items]
Noncontrolling Interest, ownership Percentage by Parent	80.00%
T&M Terminal Company [Member] | Chalmette Refining [Member]
Class of Stock [Line Items]
Noncontrolling Interest, ownership Percentage by Parent	80.00%
Noncontrolling Interest [Member]
Class of Stock [Line Items]
Net income | $	$ 269,000	$ 274,000